RELATED PARTIES - Compensation to directors and senior managers of the company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 35	$ 48	$ 33
Long-term employee benefits	1	0	0
Share-based payments	0	3	0
Termination benefits	4	0	2
Total compensation to directors and senior management	$ 40	$ 51	$ 35